Loans, Components of Loan Portfolio (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans before unearned income	$ 812,293	$ 792,145	$ 704,735
Unearned income	$ (1,917)	$ (1,824)	$ (1,569)
Percent of category (in hundredths)	100.00%	100.00%	100.00%
Total loans net of unearned income	$ 810,376	$ 790,321	$ 703,166
Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans before unearned income	$ 522,527	$ 526,537	$ 510,982
Percent of category (in hundredths)	64.30%	66.50%	72.50%
Real Estate [Member] | Construction & Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans before unearned income	$ 54,847	$ 52,094	$ 47,550
Percent of category (in hundredths)	6.80%	6.60%	6.70%
Real Estate [Member] | Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans before unearned income	$ 14,997	$ 13,539	$ 9,826
Percent of category (in hundredths)	1.80%	1.70%	1.40%
Real Estate [Member] | 1- 4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans before unearned income	$ 127,844	$ 118,181	$ 103,764
Percent of category (in hundredths)	15.70%	14.90%	14.70%
Real Estate [Member] | Multifamily [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans before unearned income	$ 14,235	$ 14,323	$ 13,771
Percent of category (in hundredths)	1.80%	1.80%	2.00%
Real Estate [Member] | Non-Farm Non-Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans before unearned income	$ 310,604	$ 328,400	$ 336,071
Percent of category (in hundredths)	38.20%	41.50%	47.70%
Non-Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans before unearned income	$ 289,766	$ 265,608	$ 193,753
Percent of category (in hundredths)	35.70%	33.50%	27.50%
Non-Real Estate [Member] | Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans before unearned income	$ 27,939	$ 26,278	$ 21,749
Percent of category (in hundredths)	3.50%	3.30%	3.10%
Non-Real Estate [Member] | Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans before unearned income	$ 220,379	$ 196,339	$ 151,087
Percent of category (in hundredths)	27.10%	24.80%	21.40%
Non-Real Estate [Member] | Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans before unearned income	$ 41,448	$ 42,991	$ 20,917
Percent of category (in hundredths)	5.10%	5.40%	3.00%